                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694

                    Oppenheimer Gold & Special Minerals Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 03/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                            Shares          Value
                                                         -----------   --------------
COMMON STOCKS--100.3%
ENERGY--0.3%
OIL, GAS & CONSUMABLE FUELS--0.3%
Cameco Corp.                                                  50,000   $      858,500
Uranium One, Inc.(1)                                       2,223,400        4,496,883
                                                                       --------------
                                                                            5,355,383
                                                                       --------------
INDUSTRIALS--0.3%
ELECTRICAL EQUIPMENT--0.3%
Canadian Solar, Inc.(1)                                      474,000        2,834,520
Solaria Energia y Medio Ambiente SA(1)                       800,000        1,626,211
Yingli Green Energy Holding Co. Ltd., ADR(1)                 130,000          782,600
                                                                       --------------
                                                                            5,243,331
                                                                       --------------
INFORMATION TECHNOLOGY--0.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
5N Plus, Inc.(1)                                             941,400        4,039,478
MATERIALS--99.4%
CHEMICALS--1.6%
Incitec Pivot Ltd.                                         4,252,000        6,292,048
Johnson Matthey plc                                          230,000        3,475,048
Potash Corp. of Saskatchewan, Inc.                            31,500        2,545,515
Sociedad Quimica Minera y Chile SA, Sponsored ADR(2)         520,000       13,811,200
                                                                       --------------
                                                                           26,123,811
                                                                       --------------
METALS & MINING--97.8%
Agnico-Eagle Mines Ltd.(2)                                 1,293,000       73,597,560
Alamos Gold, Inc.(1)                                       3,620,000       26,041,720
Alamos Gold, Inc., Legend Shares(1)                          300,000        2,158,154
Allied Nevada Gold Corp.(1)                                  675,500        3,905,770
Anatolia Minerals Development Ltd.(1)                      1,117,000        2,648,977
Anatolia Minerals Development Ltd., Legend Shares(1)       2,000,000        4,743,020
Anglo Platinum Ltd.                                          461,586       23,338,609
AngloGold Ashanti Ltd., Sponsored ADR                        730,300       26,845,828
Antofagasta plc                                            1,250,000        9,048,483
Aurizon Mines Ltd.(1)                                      2,765,000       12,719,702
Barrick Gold Corp.(2)                                      2,026,815       65,709,342
BHP Billiton Ltd., Sponsored ADR                             740,000       33,004,000
Centamin Egypt Ltd.(1, 3)                                  5,100,000        4,471,482
Centamin Egypt Ltd.(1, 3)                                  1,300,000        1,113,579
Centamin Egypt Ltd., Legend Shares(1)                      6,000,000        5,139,594
Centerra Gold, Inc.(1)                                     3,023,900       10,768,806
Central African Mining & Exploration Co. plc(1)           10,600,000          730,976
Coeur d'Alene Mines Corp.(1)                              10,500,000        9,870,000
Companhia de Minas Buenaventura SA, Sponsored ADR(2, 4)    3,189,200       76,477,016
Detour Gold Corp.(1)                                       1,352,700       11,898,353
Eldorado Gold Corp.(1, 3)                                  5,956,000       53,853,426
Eldorado Gold Corp.(1, 2, 3)                                 923,600        8,312,400


                  1 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                            Shares          Value
                                                         -----------   --------------
METALS & MINING CONTINUED
Eldorado Gold Corp., Legend Shares(1)                        480,000   $    4,340,102
First Quantum Minerals Ltd.                                  653,500       18,400,420
First Uranium Corp.(1)                                       800,000        4,238,579
First Uranium Corp., Legend Shares(1)                        500,000        2,649,112
FNX Mining Co., Inc.(1)                                      760,000        2,718,591
Franco-Nevada Corp.                                        2,400,000       51,814,721
Franco-Nevada Corp., Legend Shares                           200,000        4,317,893
Fresnillo plc                                              2,000,000       13,128,820
Gammon Gold, Inc.(1)                                       2,920,000       18,892,400
Gold Fields Ltd., Sponsored ADR                            2,260,000       25,628,400
Gold Wheaton Gold Corp.(1)                                 2,300,000          456,060
Goldcorp, Inc.(2)                                          2,438,561       81,252,853
Golden Star Resources Ltd.(1)                              5,856,910        8,551,089
Harmony Gold Mining Co. Ltd., Sponsored ADR(1)             2,240,000       24,505,600
Hecla Mining Co.(1)                                        3,510,000        7,020,000
IAMGOLD Corp.                                              5,578,700       47,697,885
Impala Platinum Holdings Ltd.                              3,582,352       60,121,010
Ivanhoe Mines Ltd.(1)                                      4,383,100       26,956,065
Jaguar Mining, Inc.(1, 3)                                  2,627,700       15,568,622
Jaguar Mining, Inc.(1, 3)                                    180,000        1,080,000
Jaguar Mining, Inc., Legend Shares(1, 5)                     200,000        1,184,962
Katanga Mining Ltd.(1)                                     1,070,000          322,494
Kinross Gold Corp.(2)                                      4,438,890       79,322,964
Lihir Gold Ltd.(1)                                        14,874,667       33,805,963
Lonmin plc                                                 1,127,651       23,024,182
Mercator Minerals Ltd.(1)                                  2,489,000        1,145,003
Minefinders Corp. Ltd.(1)                                     53,400          411,180
New Gold, Inc.(1)                                          3,848,000        7,446,954
New Pacific Metals Corps.(1)                                 346,000          246,986
Newcrest Mining Ltd.                                       2,611,574       59,227,519
Newmont Mining Corp.                                       1,670,000       74,749,200
Northern Dynasty Minerals Ltd.(1)                             68,000          469,880
Northgate Exploration Ltd.(1)                                252,000          341,783
NovaGold Resources, Inc.(1)                                4,760,000       13,137,600
Osisko Mining Corp.(1)                                     2,498,400       11,394,194
Pan American Silver Corp.(1)                               1,378,541       24,014,184
PanAust Ltd.(1)                                           19,395,455        3,792,156
Peter Hambro Mining plc                                    1,798,000       11,944,701
Randgold Resources Ltd., ADR                               1,780,134       96,750,283
Real Gold Mining Ltd.(1)                                   1,600,000        1,255,129
Red Back Mining, Inc.(1)                                   7,836,900       50,658,895
Red Back Mining, Inc., Legend Shares(1, 5)                   100,000          646,415
Rio Tinto plc, Sponsored ADR(2)                               50,000        6,703,000
Royal Gold, Inc.                                             396,072       18,520,327


                  2 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                            Shares          Value
                                                         -----------   --------------
METALS & MINING CONTINUED
Rubicon Minerals Corp.(1)                                    800,000   $    1,240,000
San Gold Corp.(1)                                          2,493,000        3,697,581
Silver Standard Resources, Inc.(1)                         1,070,000       17,248,400
Silver Wheaton Corp.(1)                                    3,700,000       30,451,000
Silver Wheaton Corp., Legend Shares(1)                       500,000        4,104,537
Silvercorp Metals, Inc.                                    2,446,100        5,509,933
Sino Gold Mining Ltd.(1)                                   4,200,000       15,449,337
Taseko Mines Ltd.(1)                                       1,450,000        1,794,099
Teck Cominco Ltd., Cl. B                                   2,823,175       15,668,621
Thompson Creek Metals Co., Inc.(1)                         1,300,000        5,161,000
Western Goldfields, Inc.(1)                                1,600,000        3,008,000
Yamana Gold, Inc.(3)                                       6,691,400       62,466,512
Yamana Gold, Inc.(3)                                         710,000        6,567,500
Zhaojin Mining Industry Co. Ltd.                           6,800,000        9,633,318
                                                                       --------------
                                                                        1,588,250,811
                                                                       --------------
Total Common Stocks (Cost $1,566,753,157)                               1,629,012,814

                                                            Units
                                                         -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
High River Gold Mines Ltd. Wts., Strike Price 4CAD,
   Exp. 11/8/10(1)                                           235,000        2,796
Jiutian Chemical Group Ltd. Wts., Strike Price
   0.80SGD, Exp. 10/15/10(1, 6)                            3,100,000           --
                                                                            -----
Total Rights, Warrants and Certificates (Cost $0)                           2,796


                  3 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited


                          Expiration        Strike
                             Date           Price      Contracts    Value
                          ----------      ---------   -----------  --------
OPTIONS PURCHASED--0.0%
Financial Select Sector
   SPDR Fund Call          4/20/2009         $10      1,000        28,000
Financial Select Sector
   SPDR Fund Call          4/20/2009          46      1,000        55,000
Financial Select Sector
   SPDR Fund Call          5/18/2009          46        300        48,300
Financial Select Sector
   SPDR Fund Call          6/22/2009          10      1,000        84,000
Market Vectors Gold Miners
   Fund Put                4/20/2009          37        300        55,500
Market Vectors Gold Miners
   Fund Put                5/18/2009          38        400       138,400
                                                                  -------
Total Options Purchased (Cost $663,392)                           409,200

                                                        Shares
                                                      ----------
INVESTMENT COMPANY--0.8%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.80%(7, 8) (Cost $12,513,444)                     12,513,444       12,513,444
Total Investments, at Value (Cost $1,579,929,993)          101.1%   1,641,938,254
Liabilities in Excess of Other Assets                       (1.1)     (17,170,974)
                                                      ----------   --------------
Net Assets                                                 100.0%  $1,624,767,280
                                                      ==========   ==============

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars, except for those denoted in the following currencies:

CAD   Canadian Dollar
SGD   Singapore Dollar

(1.) Non-income producing security.

(2.) A sufficient amount of liquid assets has been designated to cover outstanding written call options. See accompanying Notes.

(3.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(4.) A sufficient amount of liquid assets has been designated to cover outstanding written put options. See accompanying Notes.


                  4 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

(5.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,831,377 or 0.11% of the Fund's net assets as of March 31, 2009.

(6.) Illiquid security. The aggregate value of illiquid securities as of March
     31, 2009 was zero. See accompanying Notes.

(7.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES         GROSS         GROSS          SHARES
                                        JUNE 30, 2008    ADDITIONS     REDUCTIONS   MARCH 31, 2009
                                        -------------   -----------   -----------   --------------
Eldorado Gold Corp.(a)                    4,266,000       2,540,000       850,000      5,956,000
Eldorado Gold Corp.(a)                           --         923,600            --        923,600
Eldorado Gold Corp., Legend Shares(a)       480,000              --            --        480,000
Oppenheimer Institutional Money
   Market Fund, Cl. E                            --     453,229,259   440,715,815     12,513,444
Randgold Resources Ltd., ADR(a)           1,510,000         710,000       439,866      1,780,134

                                                                     REALIZED
                                            VALUE        INCOME     GAIN (LOSS)
                                        -------------   --------   ------------
Eldorado Gold Corp.(a)                  $        --(b)  $     --   $   266,292
Eldorado Gold Corp. (a)                          --(b)        --            --
Eldorado Gold Corp., Legend Shares(a)            --(b)        --            --
Oppenheimer Institutional Money
   Market Fund, Cl. E                    12,513,444      216,261            --
Randgold Resources Ltd., ADR (a)                 --(b)   175,216    (3,484,734)
                                        -----------     --------   -----------
                                        $12,513,444     $391,477   $(3,218,442)
                                        ===========     ========   ===========

(a.) No longer an affiliate as of March 31, 2009.

(b.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(8.) Rate shown is the 7-day yield as of March 31, 2009.


                  5 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $1,454,629,973     $(4,919,400)
Level 2--Other Significant Observable Inputs      187,308,281         (29,011)
Level 3--Significant Unobservable Inputs                   --              --
                                               --------------     -----------
   Total                                       $1,641,938,254     $(4,948,411)
                                               ==============     ===========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                  6 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2009 ARE AS FOLLOWS:

                                      CONTRACT AMOUNT     EXPIRATION                  UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION       BUY/SELL        (000S)            DATE          VALUE     APPRECIATION   DEPRECIATION
--------------------       --------   ---------------   -------------   ----------   ------------   ------------
Australian Dollar (AUD)      Buy            956 AUD            4/2/09   $  664,523      $13,862       $    --
Canadian Dollar (CAD)        Sell           317 CAD            4/1/09      251,102        1,666            --
Canadian Dollar (CAD)        Buy          7,288 CAD     4/1/09-4/2/09    5,780,379          906        29,319
South African Rand (ZAR)     Sell        24,856 ZAR     4/1/09-4/3/09    2,622,863        3,822        23,151
South African Rand (ZAR)     Buy          4,751 ZAR     4/2/09-4/3/09      501,339        5,284         2,081
                                                                                        -------       -------
Total unrealized appreciation and depreciation                                          $25,540       $54,551
                                                                                        =======       =======

WRITTEN OPTIONS AS OF MARCH 31, 2009 ARE AS FOLLOWS:

                                                          NUMBER OF   EXERCISE   EXPIRATION     PREMIUMS
DESCRIPTION                                        TYPE   CONTRACTS     PRICE       DATE        RECEIVED        VALUE
-----------                                        ----   ---------   --------   ----------   -----------   ------------
Agnico-Eagle Mines Ltd.                            Call     1,000     $ 80.000     5/18/09    $   198,349   $   (35,000)
Agnico-Eagle Mines Ltd.                            Call       500       70.000     5/18/09        139,749       (82,500)
Agnico-Eagle Mines Ltd.                             Put     1,000       30.000     5/18/09        136,494            --
Agnico-Eagle Mines Ltd.                             Put     1,000       35.000     5/18/09        287,998       (20,000)
Agnico-Eagle Mines Ltd.                             Put       500       45.000     4/20/09        138,899       (12,500)
AngloGold Ashanti Ltd.                              Put     1,500       25.000     4/20/09        194,749        (7,500)
AngloGold Ashanti Ltd.                              Put       500       25.000     7/20/09         53,500       (45,000)
AngloGold Ashanti Ltd.                              Put       500       25.000    10/19/09        105,999      (105,000)
Barrick Gold Corp.                                 Call     1,000       45.000     4/20/09        148,224            --
Barrick Gold Corp.                                 Call     1,000       42.500     4/20/09        165,099            --
Barrick Gold Corp.                                  Put     1,000       27.500     4/20/09        121,999       (30,000)
Barrick Gold Corp.                                  Put     1,000       22.500     4/20/09        161,629            --
Barrick Gold Corp.                                  Put       600       22.500     7/20/09        140,699       (54,000)
Barrick Gold Corp.                                  Put       500       20.000     4/20/09         58,500            --
Barrick Gold Corp.                                  Put       500       25.000     4/20/09         71,000        (5,000)
Barrick Gold Corp.                                  Put       500       20.000     7/20/09         88,500       (22,500)
Barrick Gold Corp.                                  Put       600       22.500    10/19/09        155,699      (102,000)
BHP Billiton Ltd., Sponsored ADR                    Put       500       30.000     4/20/09         63,935        (2,000)
BHP Billiton Ltd., Sponsored ADR                    Put       500       25.000     8/24/09         74,750       (45,000)
BHP Billiton Ltd., Sponsored ADR                    Put       500       32.500     8/24/09        102,789      (115,000)


                  7 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

BHP Billiton Ltd., Sponsored ADR                    Put       500       22.500    11/23/09         69,750       (65,000)
BHP Billiton Ltd., Sponsored ADR                    Put       500       25.000     5/18/09         95,999        (5,000)
BHP Billiton Ltd., Sponsored ADR                    Put       500       30.000     5/18/09        134,749       (15,000)
China Petroleum & Chemical Corp., ADR               Put     1,000       40.000     4/20/09        189,499            --
China Petroleum & Chemical Corp., ADR               Put       500       45.000     4/20/09        138,499            --
Companhia de Minas Buenaventura SA, Sponsored ADR   Put     1,200       12.500     9/21/09        174,899       (42,000)
Companhia de Minas Buenaventura SA, Sponsored ADR   Put     1,000       15.000     9/21/09        228,249       (90,000)
Companhia de Minas Buenaventura SA, Sponsored ADR   Put       600       15.000     6/22/09         91,199       (21,000)
Companhia de Minas Buenaventura SA, Sponsored ADR  Call     1,100       30.000     6/22/09        119,824       (99,000)
Companhia de Minas Buenaventura SA, Sponsored ADR  Call       500       25.000     6/22/09         79,290      (117,500)
Companhia de Minas Buenaventura SA, Sponsored ADR  Call     1,000       22.500     6/22/09        156,999      (380,000)
Companhia de Minas Buenaventura SA, Sponsored ADR   Put     1,500       12.500     6/22/09        217,999            --
Companhia Vale do Rio Doce, ADR                     Put       600       10.000     6/22/09         60,000       (35,400)
Eldorado Gold Corp.                                Call     1,000       10.000     7/20/09        111,999      (125,000)
Freeport-McMoRan Copper & Gold, Inc., Cl. B         Put     1,000       25.000     4/20/09        137,464       (10,000)
Freeport-McMoRan Copper & Gold, Inc., Cl. B         Put       600       22.500     5/18/09         93,119       (19,800)
Freeport-McMoRan Copper & Gold, Inc., Cl. B         Put       500       22.500    11/23/09        118,499      (121,000)
Freeport-McMoRan Copper & Gold, Inc., Cl. B         Put       500       25.000     5/18/09         57,000       (27,000)
Freeport-McMoRan Copper & Gold, Inc., Cl. B         Put       500       25.000     8/24/09         85,505      (101,000)
Freeport-McMoRan Copper & Gold, Inc., Cl. B         Put       500       22.500     8/24/09        103,499       (74,000)
Gammon Gold, Inc.                                   Put       600        7.500     6/22/09         79,200       (90,000)
Gammon Gold, Inc.                                   Put       600        7.500     9/21/09        106,199      (114,000)
Gold Fields Ltd., Sponsored ADR                     Put       500       10.000    10/19/09         74,160       (85,000)
Gold Fields Ltd., Sponsored ADR                     Put     1,500        7.500     4/20/09        146,249            --
Goldcorp, Inc.                                     Call       600       45.000     4/20/09         58,878            --
Goldcorp, Inc.                                     Call       500       40.000     4/20/09         48,500       (10,000)
Goldcorp, Inc.                                      Put     1,600       22.500     4/20/09        265,698            --
Goldcorp, Inc.                                      Put     1,500       17.500     4/20/09        193,229            --
Goldcorp, Inc.                                      Put     1,000       25.000     4/20/09        139,499        (6,000)


                  8 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Kinross Gold Corp.                                 Call       600       25.000     5/18/09         73,200       (15,000)
Kinross Gold Corp.                                 Call       500       22.500     5/18/09         64,750       (22,500)
Kinross Gold Corp.                                  Put     1,200       15.000     4/20/09        138,899       (33,600)
Kinross Gold Corp.                                  Put       700       15.000     5/18/09         99,399       (45,500)
Kinross Gold Corp.                                  Put       700       12.500     5/18/09         75,047       (14,000)
Kinross Gold Corp.                                  Put       500       17.500     5/18/09         90,999       (80,000)
Lihir Gold Ltd., Sponsored ADR                      Put     1,000       15.000     5/18/09        179,499            --
Lihir Gold Ltd., Sponsored ADR                      Put       500       10.000     5/18/09         72,000            --
Market Vectors Gold Miners Fund                     Put       500       25.000     6/22/09         86,000       (25,500)
Market Vectors Gold Miners Fund                     Put       500       27.000     9/21/09        210,999       (85,000)
Market Vectors Gold Miners Fund                     Put       500       25.000     9/21/09        148,499       (71,500)
Newmont Mining Corp.                                Put       500       35.000     4/20/09         93,499       (11,000)
Newmont Mining Corp.                                Put       500       32.500     6/22/09         58,500       (54,000)
Newmont Mining Corp.                                Put       500       32.500     9/21/09        125,999      (114,500)
Randgold Resources Ltd., ADR                        Put       500       40.000     4/20/09        122,974        (7,500)
Rio Tinto plc, Sponsored ADR                       Call       500      125.000     4/20/09        110,999      (720,000)
Royal Gold, Inc.                                    Put     1,700       35.000     4/20/09        320,522        (8,500)
Seabridge Gold, Inc.                                Put     1,500       10.000     5/18/09        188,249            --
Silver Wheaton Corp.                                Put       600        5.000     9/21/09         61,200       (26,400)
Sociedad Quimica Minera y Chile SA, Sponsored ADR  Call       500       35.000     4/20/09         47,000        (2,500)
Sociedad Quimica Minera y Chile SA, Sponsored ADR   Put       500       22.500     4/20/09        110,999       (20,000)
SPDR Gold Trust                                     Put       600       75.000     1/18/10        304,198      (246,000)
SPDR Gold Trust                                     Put       300       80.000     1/18/10        215,099      (186,000)
SPDR Gold Trust                                     Put       300       81.000     9/21/09        165,599      (120,000)
SPDR Gold Trust                                     Put       200       82.000     1/18/10        140,399      (142,000)
SPDR Gold Trust                                     Put       200       83.000     4/20/09         26,600        (5,800)
SPDR Gold Trust                                     Put       200       82.000     9/21/09         88,400       (90,000)
SPDR Gold Trust                                     Put       200       83.000     9/21/09        118,399       (96,000)
SPDR Gold Trust                                     Put       200       82.000    12/21/09        130,399      (136,000)
Yamana Gold, Inc.                                   Put     1,500        7.000     7/20/09        171,499       (82,500)


                  9 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Yamana Gold, Inc.                                   Put     1,000        8.000     4/20/09        111,999       (15,000)
Yamana Gold, Inc.                                   Put       600        8.000     7/20/09         82,200       (52,800)
Yamana Gold, Inc.                                   Put       600        7.000    10/19/09         83,202       (54,600)
                                                                                              -----------   -----------
                                                                                              $10,301,437   $(4,919,400)
                                                                                              ===========   ===========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the


                  10 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for


                  11 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

USE OF LEVERAGE. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

FOREIGN CURRENCY EXCHANGE CONTRACTS


                  12 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying


                  13 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended March 31, 2009 was as follows:

                                   CALL OPTIONS               PUT OPTIONS
                            ------------------------   ------------------------
                            NUMBER OF     AMOUNT OF    NUMBER OF     AMOUNT OF
                            CONTRACTS     PREMIUMS     CONTRACTS     PREMIUMS
                            ---------   ------------   ---------   ------------
Options outstanding as of
   June 30, 2008                  --    $        --          --    $         --
Options written               86,050     12,698,509     136,540      19,958,426
Options closed or expired    (56,559)    (8,576,015)    (83,704)    (10,749,970)
Options exercised            (19,191)    (2,599,634)     (4,536)       (429,879)
                             -------    -----------     -------    ------------
Options outstanding as of
   March 31, 2009             10,300    $ 1,522,860      48,300    $  8,778,577
                             =======    ===========     =======    ============

ILLIQUID SECURITIES

As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation


                  14 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,585,039,597
Federal tax cost of other investments      (10,300,872)
                                        --------------
Total federal tax cost                  $1,574,738,725
                                        ==============
Gross unrealized appreciation           $  336,502,657
Gross unrealized depreciation             (274,221,939)
                                        --------------
Net unrealized appreciation             $   62,280,718
                                        ==============


                  15 | Oppenheimer Gold & Special Minerals Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2009